Bank Financing and Debt (Credit Facility Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Period for consolidated EBITDA	12 months
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility	$ 2,500,000,000.0
Maximum Consolidated Leverage Ratio	4.5
Consolidated Leverage Ratio	3.1
Borrowings outstanding	$ 0
Availability under the credit facility, net of outstanding letters of credit	$ 2,490,000,000